Weighted Average Assumptions Used to Determine Defined Benefit Pension Plans (Detail)	11 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Pension Plan | Minimum
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.60%	2.60%
Expected rate of return	2.50%	2.15%
Rate of compensation increase	2.00%	2.00%
Rate of price inflation	2.00%	1.80%
Pension Plan | Maximum
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.30%	4.30%
Expected rate of return	5.15%	5.05%
Rate of compensation increase	3.90%	3.90%
Rate of price inflation	3.30%	3.20%
Pension Plan | Predecessor
Defined Benefit Plan Disclosure [Line Items]
Discount rate			4.00%
Rate of compensation increase			2.00%
Other Post-Employment Obligations | CANADA
Defined Benefit Plan Disclosure [Line Items]
Discount rate		3.90%
Discount rates		4.00%
Mortality:		Canadian Pensioner's Mortality ("CPM") 2014 Private Mortality Table with Projection Scale CPM-B
Other Post-Employment Obligations | CANADA | Hospital Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rates		4.50%
Other Post-Employment Obligations | CANADA | Prescription Drug Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rates		8.26%
Other Post-Employment Obligations | CANADA | Other Medical Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rates		4.50%